Pensions and Other Postretirement Benefits (Obligations and Funded Status) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Increase (decrease) in discount rate	2.11%	0.60%
Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	$ 17,813	$ 19,499
Amendments	0	0
Curtailments	0	(52)
Interest cost	468	392	$ 532
Actuarial gain on projected benefit obligation	(3,548)	(1,206)
Current service cost	157	197	175
Plan participants' contributions	60	61
Foreign currency changes	19	(3)
Benefit payments, settlements and transfers	(1,060)	(1,075)
Projected benefit obligation at end of year	13,909	17,813	19,499
Component representing future salary increases	(85)	(179)
Accumulated benefit obligation at end of year	13,824	17,634
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	20,416	19,723
Employer contributions	47	104
Plan participants' contributions	60	61
Foreign currency changes	14	(2)
Actual return on plan assets	(2,888)	1,605
Benefit payments, settlements and transfers	(1,060)	(1,075)
Fair value of plan assets at end of year	16,589	20,416	19,723
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year	2,680	2,603
Other postretirement benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	212	228
Amendments	(21)	0
Curtailments	0	0
Interest cost	5	5	6
Actuarial gain on projected benefit obligation	(40)	(7)
Current service cost	2	2	2
Plan participants' contributions	0	0
Foreign currency changes	3	(2)
Benefit payments, settlements and transfers	(14)	(14)
Projected benefit obligation at end of year	147	212	228
Component representing future salary increases	0	0
Accumulated benefit obligation at end of year	147	212
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Employer contributions	0	0
Plan participants' contributions	0	0
Foreign currency changes	0	0
Actual return on plan assets	0	0
Benefit payments, settlements and transfers	0	0
Fair value of plan assets at end of year	0	0	$ 0
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year	(147)	(212)
CN Pension Plan [Member] | Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	16,557
Projected benefit obligation at end of year	12,887	16,557
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	19,485
Fair value of plan assets at end of year	$ 15,838	$ 19,485